SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN	SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLAN

The Company has an amended and restated equity incentive plan (the “Incentive Plan”) under which the Company may issue various types of equity instruments or instruments that track to equity, more particularly the Equity Shares, to employees, officers, consultants and non-employee directors. The types of equity instruments issuable under the Incentive Plan encompass, among other things, stock options, unrestricted stock bonus and restricted stock units (together, the “Awards”). The Awards are expensed and recorded as a component of general and administrative costs. The maximum number of the Awards that may be issued under the Incentive Plan is 10% of the fully-diluted Equity Shares of the Company (inclusive of the Equity Shares issuable in exchange for unrestricted Exchangeable Shares) as calculated using the treasury method. During the Company’s annual and special meeting of the shareholders held on June 20, 2025, disinterested shareholders approved a second amended and restated equity incentive plan (the “Second Amended Incentive Plan”) for purposes of instituting a one-time fixed increase to the rolling 10% share reserve to give effect to the number of shares issuable under the market-based restricted stock units as discussed below.
The Second Amended Incentive Plan is an “evergreen” plan, meaning that if an Award expires, becomes un-exercisable, or is cancelled, forfeited or otherwise terminated without having been exercised or settled in full, as the case may be, the Equity Shares allocable to the unexercised portion of an Award shall again become available for future grant or sale under the Second Amended Incentive Plan (unless the Second Amended Incentive Plan has terminated by its terms), and the number of the Awards available for grant will increase as the number of issued and outstanding Equity Shares increases. Granting and vesting of the Awards are determined by and recommended to the Board for approval by the Compensation, Nomination and Corporate Governance Committee of the Board of Directors. The exercise price for options (if applicable) will generally not be less than the fair market value of the Award at the time of grant and will generally expire after 5 years.
Stock Options
A reconciliation of the beginning and ending balance of stock options outstanding was as follows:

	Number of Stock Options	Weighted- Average Exercise Price
Outstanding as of December 31, 2024	529,002	$3.10
Exercised	(323,492)	3.09
Forfeited	(26,183)	3.08
Outstanding as of December 31, 2025	179,327	3.10
As of December 31, 2025 and 2024, options vested and exercisable were 179,327 and 529,002, respectively. There were no stock options granted during the years ended December 31, 2025 and 2024. As of December 31, 2025, stock options outstanding have a weighted-average remaining contractual life of 0.49 years.
The total intrinsic value of stock options exercised during the years ended December 31, 2025 and 2024, was $1.3 million and $5.3 million, respectively. The intrinsic value represents the difference between the fair market value of the Company’s common stock on the date of exercise and the exercise price of each stock option. Based on the fair market value of the Company’s common stock at December 31, 2025 and 2024, the total intrinsic value of outstanding stock options was $1.0 million and $1.4 million, respectively.
For the years ended December 31, 2025 and 2024, the Company recognized nil and $3 thousand, respectively, of share-based compensation expense related to these stock options and was included as a component of general and administrative expense in the Consolidated Statements of Operations.
Immediately prior to the close of the Mercer Park Business Combination, GH Group had outstanding vested and unvested options. Incident to the close, certain options were exercised. Of the remaining options, the vested GH Group non-qualified stock options (“NQSOs”) were paid the net-value of their outstanding options at close by reserving 1,400,000 Subordinate Voting Shares which were to be issued on or before June 29, 2024. Prior to the issuance of the shares, the Company recorded $2.8 million in shares payable on the Consolidated Balance Sheet. During June 2024, the Company issued 1,433,810 shares reflected in shares issued for vested GH Group non-qualified options on the Consolidated Statements of Changes in Shareholders’ Equity and reclassified $2.8 million from shares payable to additional paid-in capital on the Consolidated Balance Sheet.
Restricted Stock Units
A reconciliation of the beginning and ending balance of RSUs outstanding was as follows:

Number of Restricted Stock Units
Unvested as of December 31, 2024	3,334,286
Granted	4,258,588
Vested	(2,042,387)
Forfeited	(223,620)
Unvested as of December 31, 2025	5,326,867
The weighted-average grant date fair values of RSUs granted during the years ended December 31, 2025 and 2024 were $5.77 and $6.59, respectively. The fair value of the RSUs granted during the years ended December 31, 2025 and 2024 were determined using the value of the Equity Shares at the date of grant. The fair values of RSUs that vested during the years ended December 31, 2025 and 2024, were $13.0 million and $21.3 million, respectively.
During the years ended December 31, 2025 and 2024, the Company recognized $12.3 million and $13.1 million, respectively, in stock-based compensation related to RSUs and is included as a component of general and administrative expense in the Consolidated Statements of Operations.
As of December 31, 2025, there was $27.4 million of unrecognized compensation expense related to unvested RSUs which is expected to be recognized over a weighted-average period of approximately 2.18 years. For RSUs subject to graded vesting, the Company recognizes compensation cost on a straight-line basis over the service period for the entire award.
Market-Based Performance Restricted Stock Units
The Company’s market-based performance restricted stock units vest contingent upon the achievement of pre-determined market and service conditions. If market conditions are not met but service conditions are met, the market-based performance restricted stock units will not vest; however, any compensation expense that was recognized to date will not be reversed. The Company amortizes the fair value of market-based performance restricted stock units over the requisite service period and recognizes compensation cost on a straight-line basis over the service period. The number of shares of common stock, if any, to be issued for these awards is determined based on the achievement of specific share price targets during the performance period, as measured by the volume weighted average price over the 90 trading days ending on the last day of a fiscal quarter. The time-based vesting occurs on the third anniversary of the grant date and requires the participant to remain in the eligible service of the Company through that time. Awards that vest prior to the fourth anniversary of the grant date will settle out 50% on the fourth anniversary of the grant date, and 50% on the fifth anniversary of the grant date. Any additional awards that vest between the fourth and fifth anniversary of the grant date will settle 100% on the fifth anniversary of the grant date.
Fair value of the market-based restricted performance stock units is determined using the Monte-Carlo simulation with the following assumptions during the year ended December 31, 2025:

Expected term (in years)	3.00
Expected volatility	72%
Weighted-average volatility	72%
Risk-free interest rate	3.92%
Dividend rate	—%
A reconciliation of the beginning and ending balances of market-based performance restricted stock units, presented with the maximum number of shares that could potentially vest, was as follows:

	Number of Market-Based Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2024	0	$—
Granted	3,000,000	2.01
Unvested as of December 31, 2025	3,000,000	2.01
The weighted-average grant date fair value of market-based performance restricted stock units granted during the year ended December 31, 2025 was $2.01.
As of December 31, 2025, there was $4.9 million of unrecognized compensation expense related to unvested market-based performance restricted stock units which is expected to be recognized over a weighted-average period of approximately 2.37 years. The Company recognizes compensation cost on a straight-line basis over the service period for the entire award.
During the year ended December 31, 2025, the Company recognized $1.1 million stock-based compensation related to market-based performance restricted stock units and was included as a component of general and administrative expense in the Consolidated Statement of Operations.
Stock Appreciation Right Units
The Company has authorized and issued certain stock appreciation rights which are issued to various employees of the Company. SARs vested 33% one year after the grant date and the remaining 67% vested monthly over two years. Vested and exercised SARs will receive cash in the amount of SARs exercised multiplied by the excess of the fair market value of an Equity Share as of the exercise date over the stated strike price of the SAR. As SARs are cash-settled, the Company recognizes the value of SARs as liabilities which are included in accounts payable and accrued liabilities in the Consolidated Balance Sheets. As of December 31, 2025 and 2024, the Company recorded a liability of $17 thousand and $121 thousand, respectively.
A reconciliation of the beginning and ending balance of SARs outstanding was as follows:

Number of Stock Appreciation Rights Units
Outstanding as of December 31, 2024	44,804
Exercised	(31,168)
Forfeited	(10,714)
Outstanding as of December 31, 2025	2,922
During the years ended December 31, 2025 and 2024, the Company recognized $28 thousand and $262 thousand, respectively, of expense related to SARs.
Warrants
A reconciliation of the beginning and ending balance of warrants outstanding was as follows:

	Number of Warrants	Weighted- Average Exercise Price
Outstanding as of December 31, 2024	44,384,041	$9.56
Exercised	(1,162,382)	5.18
Outstanding as of December 31, 2025	43,221,659	9.68
The following table summarizes the warrants that remained outstanding as of December 31, 2025:

Security Issuable	Exercise Price	Expiration Date	Warrants Outstanding	Warrants Exercisable
Equity Shares	$11.50	June 2026	30,664,500	30,664,500
Equity Shares	5.00	August 2027	9,787,159	9,787,159
Equity Shares	6.00	August 2028	2,770,000	2,770,000
			43,221,659	43,221,659
There were no warrants granted during the years ended December 31, 2025 and 2024. As of December 31, 2025, warrants outstanding had a weighted-average remaining contractual life of 0.90 years.
Defined Contribution Plan
The Company sponsors a defined contribution plan under Section 401(k) of the Internal Revenue Code for eligible employees. Beginning in fiscal year 2025, the Company began matching employee contributions to the plan at a specified percentage of employee contributions.
Employer matching contributions are recognized as compensation expense in the period in which the contributions are made. For the year ended December 31, 2025, the Company recognized $108 thousand of expense related to employer contributions under the plan. No employer contribution expense was recognized for the year ended December 31, 2024.